Financial Instruments - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative assets	$ 150	$ 318
Derivative liability	(95)	(375)
Derivative Assets (Liabilities), at Fair Value, Net	$ 55	$ (57)